Velocity Commercial Capital Loan Trust 2022-2 ABS-15G

Exhibit 99.10

Category	# of Mortgage Loans	% of Mortgage Loans
No Delinquency, No Missing Data	0	0.00%
Delinquency, No Missing Data	18	78.26%
No Delinquency, At Least One Month Missing	3	13.04%
Delinquency, At Least One Month Missing	2	8.70%
Total	23	100.00%